CONSOLIDATED STATEMENTS OF CHANGE IN SHAREHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Accumulated Deficit [Member]	Total
Balance, shares at Dec. 31, 2014	4,400,000	33,123,234
Balance at Dec. 31, 2014	$ 44,000	$ 334,832	$ 5,741,109	$ (2,501)	$ (4,484,661)	$ 1,632,779
Common stock issued for cash (.2778/share) pursuant to exercised stock option grant		$ 540	14,461			15,001
Common stock issued for cash (.2778/share) pursuant to exercised stock option grant, shares		54,000
Common stock issued for cash ($.50/share) pursuant to exercised stock option grant		$ 100	4,900			5,000
Common stock issued for cash ($.50/share) pursuant to exercised stock option grant, shares		10,000
Common Stock issued for services ($.60/share)		$ 70	4,130			4,200
Common Stock issued for services ($.60/share), shares		7,000
Common stock issued for services ($.65/share)		$ 570	36,480			37,050
Common stock issued for services ($.65/share), shares		57,000
Common stock issued for services ($.69/share)		$ 70	4,760			4,830
Common stock issued for services ($.69/share), shares		7,000
Common stock issued for services ($.75/share)		$ 74	5,476			5,550
Common stock issued for services ($.75/share), shares		7,400
Retired Treasury shares		$ (3,600)	1,099	2,501
Sale of common stock for cash ($.50/share) pursuant to Subscription Agreement		$ 19,800	970,200			990,000
Sale of common stock for cash ($.50/share) pursuant to Subscription Agreement, shares		1,980,000
Sale of 10% Series A preferred stock for cash ($.50/share) pursuant to Subscription Agreement	$ 3,000		147,000			150,000
Sale of 10% Series A preferred stock for cash ($.50/share) pursuant to Subscription Agreement, shares	300,000
Sale of 10% Series D preferred stock for cash ($.50/share) pursuant to Subscription Agreement	$ 5,000		245,000			250,000
Sale of 10% Series D preferred stock for cash ($.50/share) pursuant to Subscription Agreement, shares	500,000
Common stock issued for 10% dividend payment pursuant to 10% Series A Preferred Stock designations		$ 1,600	(1,600)
Common stock issued for 10% dividend payment pursuant to 10% Series A Preferred Stock designations, shares		160,000
Common stock issued for 10% dividend payment pursuant to 10% Series B Preferred Stock designations		$ 1,000	(1,000)
Common stock issued for 10% dividend payment pursuant to 10% Series B Preferred Stock designations, shares		100,000
Common stock issued for 10% dividend payment pursuant to 10% Series C Preferred Stock designations		$ 294	(294)
Common stock issued for 10% dividend payment pursuant to 10% Series C Preferred Stock designations, shares		29,425
Stock option compensation expense			59,327			59,327
Common Stock issued for acquisitions ($.75. share)		$ 3,500	259,000			$ 262,500
Common Stock issued for acquisitions ($.75. share), shares		350,000				350,000
Beneficial Conversion			78,000			$ 78,000
Net Loss					(1,673,094)	(1,673,094)
Balance, shares at Dec. 31, 2015	5,200,000	35,885,059
Balance at Dec. 31, 2015	$ 52,000	$ 358,850	7,568,048		(6,157,755)	1,821,143
Common stock issued for services ($0.695/share)		$ 710	48,460			49,170
Common stock issued for services ($0.695/share), shares		71,000
Common stock issued for services ($.75/share)		$ 36	2,664			2,700
Common stock issued for services ($.75/share), shares		3,600
Common stock issued for services ($0.850/share)		$ 252	21,168			21,420
Common stock issued for services ($0.850/share), shares		25,200
Sale of common stock for cash ($.50/share) pursuant to Subscription Agreement		$ 16,000	784,000			800,000
Sale of common stock for cash ($.50/share) pursuant to Subscription Agreement, shares		1,600,000
Common stock issued on conversion of $600,000 in related party notes payable and $3,600 related interest		$ 12,072	591,528			603,600
Common stock issued on conversion of $600,000 in related party notes payable and $3,600 related interest, shares		1,207,200
Common stock issued on conversion of Series A preferred stock	$ (18,000)	$ 18,000
Common stock issued on conversion of Series A preferred stock, shares	(1,800,000)	1,800,000
Common stock issued on conversion of Series B preferred stock	$ (10,000)	$ 10,000
Common stock issued on conversion of Series B preferred stock, shares	(1,000,000)	1,000,000
Common stock issued on conversion of Series C preferred stock	$ (18,000)	$ 18,000
Common stock issued on conversion of Series C preferred stock, shares	(1,800,000)	1,800,000
Common stock issued on conversion of Series D preferred stock	$ (5,000)	$ 5,000
Common stock issued on conversion of Series D preferred stock, shares	(500,000)	500,000
Common stock issued for 10% dividend payment pursuant to Series A preferred stock subscription agreements		$ 2,904	(2,904)
Common stock issued for 10% dividend payment pursuant to Series A preferred stock subscription agreements, shares		290,374
Common stock issued for 10% dividend payment pursuant to Series B preferred stock subscription agreements		$ 1,604	(1,604)
Common stock issued for 10% dividend payment pursuant to Series B preferred stock subscription agreements, shares		160,375
Common stock issued for 10% dividend payment pursuant to Series C preferred stock subscription agreements		$ 2,887	(2,887)
Common stock issued for 10% dividend payment pursuant to Series C preferred stock subscription agreements, shares		288,673
Common stock issued for 10% dividend payment pursuant to Series D preferred stock subscription agreements		$ 701	(701)
Common stock issued for 10% dividend payment pursuant to Series D preferred stock subscription agreements, shares		70,050
Stock option compensation expense			147,472			147,472
Common Stock issued for acquisitions ($.75. share)						$ 170,000
Common Stock issued for acquisitions ($.75. share), shares						200,000
Beneficial Conversion			621,500			$ 621,500
Common stock issued for asset acquisition		$ 2,000	168,000			170,000
Common stock issued for asset acquisition, shares		200,000
Net Loss					(2,667,051)	(2,667,051)
Balance, shares at Dec. 31, 2016	100,000	44,901,531
Balance at Dec. 31, 2016	$ 1,000	$ 449,016	$ 9,944,744		$ (8,824,806)	$ 1,569,954